OTHER FINANCIAL ASSETS AND LIABILITIES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Sep. 30, 2021	Apr. 23, 2021	Apr. 22, 2021	Jan. 15, 2021	Dec. 31, 2020	Aug. 27, 2020	Jul. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments								$ 5,762	$ 9,167	$ 0
Other financial assets non current					$ 15,147			25,233	15,147
Borrowings					25,968			12,240	25,968	51,386	$ 0
Other current financial assets					$ 1,577			2,057	1,577
Globant España S.A. | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)					614,251
Payments for equity instruments					$ 9,167
Subsidiaries | Globant España S.A.
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)					204,750
Subsidiaries | Globant España S.A. | Singularity Education Group
Disclosure Of Financial Assets And Liabilities [Line Items]
Number of shares issued in conversion of outstanding debt principal (in shares)						10,655,788
Borrowings							$ 1,250
Borrowings, interest rate							5.00%
Borrowing term							1 year
Price per share of outstanding debt principal converted (in usd per share)						$ 0.1231
Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current					$ 10,478			$ 22,088	$ 10,478
Equity instruments | Globant España S.A. | Digital House
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments	$ 862
Equity instrument obtained in exchange of investment			$ 5,848
Proportion of ownership interest in associate	15.80%							15.80%	15.00%
Other financial assets non current					$ 9,167			$ 15,877	$ 9,167
Equity instruments | Subsidiaries | Globant España S.A. | ELSA
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments				$ 2,700
Proportion of ownership interest in associate				4.00%
Equity instruments | Subsidiaries | Globant España S.A. | V.U.
Disclosure Of Financial Assets And Liabilities [Line Items]
Payments for equity instruments		$ 2,200
Proportion of ownership interest in associate		3.00%
Equity instruments | Subsidiaries | Globant España S.A. | Singularity Education Group
Disclosure Of Financial Assets And Liabilities [Line Items]
Other financial assets non current						$ 1,311
Other current financial assets										$ 1,280